Investment	12 Months Ended
Dec. 31, 2021
Investment
3. Investment in Bonanza Project

3. Investment

On April 1, 2019, the Company entered into an option agreement (the “Agreement”) with Goldrock Resources Inc. (“Goldrock”), a non-related party incorporated in the state of Nevada, for a 40% interest in the Bonanza Project. Under the terms of the Agreement, the Company would earn its 40% interest by: (i) pay Goldrock $310,000 for funding of the project on the closing date of the agreement (paid); (ii) pay $500,000 for additional funding within 3 months of the closing date of the agreement (paid); and (iii) pay $2,750,000 of additional funding within 6 months of the closing date of the agreement. As the Company has made initial payments of $2,960,000 within the time frames of the Agreement, the Company can receive their initial investment back from Goldrock, without interest, from 20% of any net proceeds received from the Bonanza Project and the Agreement is still in good standing.

On December 10, 2020, the Company were issued 4,000 shares of Bonanza Mining Company (“Bonanza”), which entitled the Company for 40% interest in the Bonanza Project and significant influence in Bonanza. The Company has recorded its investment in Bonanza in accordance with ASC 323-10, Investments – Equity Method and Joint Ventures.

During the year ended December 31, 2021, the Company completed its final investment of $600,000 to satisfy the initial terms of the Agreement. In addition, the Company invested a further $180,000 to the Bonanza Project for cost overruns and additional expenditures incurred. As at December 31, 2021, the Company has not amended the Agreement terms with Goldrock and the additional investment has been treated as a loan receivable from Bonanza until such time the Agreement has been amended for the Company’s proportionate interest into Bonanza. The loan receivable is unsecured, non-interest bearing, and due on demand.

$
Balance, December 31, 2019	810,000
Cash investment	2,150,000
Proportionate net loss from December 10, 2020 to December 31, 2020	(85,028)

Balance, December 31, 2020	2,874,972
Cash investment	600,000
Proportionate net loss for the year	(783,165)

Balance, December 31, 2021	2,691,807